Document and Entity Information Document	Sep. 18, 2019
Document And Entity Information [Abstract]
Title of 12(b) Security	Ordinary shares, par value $0.20 per share
Trading Symbol	MNK
Written Communications	false
Soliciting Material	false
Security Exchange Name	NYSE
Pre-commencement Tender Offer	false
Entity Incorporation, State or Country Code	L2
Entity File Number	001-35803
Entity Central Index Key	0001567892
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 18, 2019
Entity Registrant Name	Mallinckrodt plc
Entity Address, Address Line One	3 Lotus Park, The Causeway
Entity Address, City or Town	Staines-Upon-Thames
Entity Address, Postal Zip Code	TW18 3AG
Entity Address, Country	GB
City Area Code	017
Local Phone Number	8463 6700
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1088325
Pre-commencement Issuer Tender Offer	false